Equity - Narrative (Details) (USD $)	0 Months Ended		9 Months Ended		0 Months Ended
	Jul. 16, 2014	Jan. 15, 2014	Sep. 30, 2014	Sep. 30, 2013	Apr. 02, 2014	Mar. 14, 2014	Dec. 31, 2014	Dec. 15, 2014	Nov. 20, 2014	Nov. 18, 2014	Oct. 29, 2014	Jan. 31, 2014	Dec. 31, 2013	Mar. 13, 2014	Dec. 30, 2014
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		100
Common Stock, Issued			120,010,462		120,000,000								0
Common Stock, Outstanding			120,010,462		120,000,000								0
Common Stock, Authorized			450,000,000										0
Common Stock, Par Value			$ 0.01
Preferred Stock, Shares Authorized			50,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.01
Shares Exchanged by Parent In Tender Offer	97,000,000
Preferred Stock, Shares Issued			0
Preferred Stock, Shares Outstanding			0
% ownership by parent	0.00%
Distribution of net debt proceeds to CBS			$ 2,038,800,000	$ 0
Proceeds from Initial Public Offering Held for Payment Upon Election of REIT Status					100,000,000
Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					23,000,000
Stockholders' Equity Note, Stock Split, Conversion Ratio						970,000
Common Stock, Outstanding						97,000,000								100
Shares Issued, Price Per Share					$ 28
Shares Sold to Underwriter as Part of Total IPO | Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					3,000,000
Subsequent Event
Class of Stock [Line Items]
Dividends Payable, Date of Record									Nov. 20, 2014	Nov. 18, 2014
Dividends Payable, Date Announced											Oct. 29, 2014
Distributed Earnings											547,700,000
Distribution of net debt proceeds to CBS							109,500,000					1,520,000,000
Dividends Payable, Date to be Paid							Dec. 31, 2014	Dec. 15, 2014
Subsequent Event | Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					23,000,000
Stockholders' Equity Note, Stock Split, Conversion Ratio						970,000
Common Stock, Outstanding						97,000,000								100
Common Stock, Par Value						0.01
Subsequent Event | Shares Sold to Underwriter as Part of Total IPO | Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					3,000,000
CBS Corp.
Class of Stock [Line Items]
Accounts Receivable, Related Parties, Current			300,000										0
CBS Corp. | Subsequent Event
Class of Stock [Line Items]
Accounts Receivable, Related Parties, Current															$ 9,500,000